UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ X ];  Amendment Number: 1

This Amendment (Check only one):  [] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, Ltd.
Address:	126 East 56th Street
		15th Floor
		New York, NY 10022

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, March 31, 2001
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total:  $235,274

List of Other Included Managers:	None

No.13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Limited                    COM              G0070K103     4898   133233 SH       SOLE                    50200             83033
AT&T Wireless Group            COM              001957406     2511   130900 SH       SOLE                    51400             79500
Advanced Micro Devices         COM              007903107     5989   225650 SH       SOLE                    76600            149050
Aetna Incorporated             COM              00817Y108     5279   146955 SH       SOLE                    53900             93055
Agilent Technologies           COM              00846U101     2166    70495 SH       SOLE                    24003             46492
Alcoa Inc.                     COM              013817101     3861   107405 SH       SOLE                    41000             66405
Amgen Inc.                     COM              031162100     3246    53930 SH       SOLE                    19800             34130
Analog Devices Inc.            COM              032654105     2276    62800 SH       SOLE                    24900             37900
Aon Corporation                COM              037389103     3173    89390 SH       SOLE                    32600             56790
Black & Decker                 COM              091797100     2603    70835 SH       SOLE                    35700             35135
Burlington Northern SF         COM              12189T104     3692   121525 SH       SOLE                    46300             75225
Burlington Resources           COM              122014103     5761   128730 SH       SOLE                    44600             84130
CIT Group, Inc.                COM              125577106     5461   189080 SH       SOLE                    60800            128280
CVS Corporation                COM              126650100     4030    68900 SH       SOLE                    24400             44500
Canadian National Railway      COM              136375102     4516   119885 SH       SOLE                    46600             73285
Ceridian Corp New Com          COM              156779100     3052   164974 SH       SOLE                    60200            104774
Cisco Systems                  COM              17275R102     3197   202175 SH       SOLE                    64100            138075
Comerica Inc.                  COM              200340107     3717    60445 SH       SOLE                    22900             37545
Costco Wholesale Corp.         COM              22160K105     3658    93200 SH       SOLE                    35500             57700
El Paso Corp Com               COM              28336L109     3690    56505 SH       SOLE                    17500             39005
Eli Lilly & Co.                COM              532457108     2468    32200 SH       SOLE                    13300             18900
Emerson Electric               COM              291011104     3212    51800 SH       SOLE                    19700             32100
Enron Corporation              COM              293561106     3833    65980 SH       SOLE                    23100             42880
Exxon Mobil Corp.              COM              30231G102     6375    78700 SH       SOLE                    30100             48600
FPL Group                      COM              302571104     4271    69680 SH       SOLE                    27100             42580
Fannie Mae                     COM              313586109     5405    67900 SH       SOLE                    23700             44200
Freddie Mac                    COM              313400301     5193    80100 SH       SOLE                    32400             47700
General Motors, CL H           COM              370442832     3559   182500 SH       SOLE                    84500             98000
Georgia Pacific                COM              373298108     3679   125130 SH       SOLE                    46300             78830
Goodrich Corporation           COM              382388106     3626    94500 SH       SOLE                    36400             58100
Halliburton Co.                COM              406216101     3707   100860 SH       SOLE                    36200             64660
Hewlett Packard Company        COM              428236103     2868    91730 SH       SOLE                    33800             57930
Home Depot                     COM              437076102     4297    99705 SH       SOLE                    30900             68805
Honeywell Int'l Inc.           COM              438516106     4384   107453 SH       SOLE                    53100             54353
Ingersoll Rand Co.             COM              456866102     2363    59500 SH       SOLE                    24600             34900
K Mart Corp.                   COM              482584109     2921   310700 SH       SOLE                   113000            197700
Kerr McGee Corp.               COM              492386107     3271    50395 SH       SOLE                    18600             31795
Mellon Financial Corp.         COM              58551A108     1013    25000 SH       SOLE                                      25000
Merck Corporation              COM              589331107     1214    16000 SH       SOLE                                      16000
National City Corp.            COM              635405103     3935   147100 SH       SOLE                    55700             91400
North Fork Banc                COM              659424105     4446   171325 SH       SOLE                    65100            106225
Northrop Grumman Corp.         COM              666807102     3690    42415 SH       SOLE                    16800             25615
Novartis AG                    COM              66987V109     3396    86350 SH       SOLE                    33700             52650
Ocean Energy                   COM              67481E106     4012   242400 SH       SOLE                    86800            155600
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Parker Hannifin Corp.          COM              701094104     4691   118090 SH       SOLE                    46900             71190
Pepsico                        COM              713448108     3551    80800 SH       SOLE                    31900             48900
Pfizer Inc.                    COM              717081103     5599   136730 SH       SOLE                    51900             84830
Pharmacia Corp.                COM              71713u102      756    15000 SH       SOLE                                      15000
Praxair Inc.                   COM              74005P104     3581    80200 SH       SOLE                    31200             49000
Sabre Holdings Corp.           COM              785905100     5554   120305 SH       SOLE                    45800             74505
Target Corp.                   COM              87612E106     4030   111705 SH       SOLE                    37500             74205
Texaco Incorporated            COM              881694103     3884    58500 SH       SOLE                    25100             33400
Torchmark Inc.                 COM              891027104     4941   127257 SH       SOLE                    48700             78557
Transocean Sedco Forex         COM              G90078109     4833   111490 SH       SOLE                    45000             66490
Tyco International Ltd.        COM              902124106     3177    73500 SH       SOLE                    24800             48700
USX-Marathon Group             COM              902905827     3695   137100 SH       SOLE                    56800             80300
Unisys Corporation             COM              909214108     3086   220400 SH       SOLE                    96300            124100
Unocal                         COM              915289102     3568   103200 SH       SOLE                    45200             58000
UnumProvident Corp.            COM              91529Y106     3147   107705 SH       SOLE                    52500             55205
Waste Management Inc.          COM              94106L109     4418   178855 SH       SOLE                    62700            116155
Williams Companies             COM              969457100     4393   102510 SH       SOLE                    40700             61810
XL Capital Ltd.                COM              G98255105     4458    58600 SH       SOLE                    22300             36300